Derivative Instruments and Hedging Activities (Details) € in Millions, ₪ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 EUR (€)
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	$ 41.6		$ 41.6
Gain (Loss) on derivative instrument	$ 2.4	$ 0.5	$ 3.1	$ 1.7
Conversion to NIS [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | ₪					₪ 35.1
Conversion to Euro [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | €						€ 27.4